Financial instruments and risk management - Derivatives (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative Liabilities [Abstract]
Less: current portion	0	(3,586)
Derivative liabilities, noncurrent	0	2,965
Unrealized Gain (Loss) on Derivatives and Commodity Contracts [Abstract]
Unrealized (gain) loss on embedded price escalation features in certain long term supplier contracts	(6,551)	(4,017)
Not designated as hedging instrument | Supplier contracts | Embedded price escalation features
Unrealized Gain (Loss) on Derivatives and Commodity Contracts [Abstract]
Unrealized (gain) loss on embedded price escalation features in certain long term supplier contracts	(6,551)	(4,017)
Not designated as hedging instrument | Level 2 | Measured on recurring basis | Supplier contracts | Embedded price escalation features
Derivative Liabilities [Abstract]
Embedded price escalation features in certain long term supplier contracts		6,551
Less: current portion		(3,586)
Derivative liabilities, noncurrent		2,965